Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 167.6	£ 148.2	£ 193.7
Payments due to vendors, Non-current	203.9	266.5	349.2
Payments due to vendors	371.5	414.7	542.9	£ 630.7
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	167.6	148.2	193.7
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	90.0	140.2	131.4
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	44.1	38.5	96.5
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	36.9	50.3	61.3
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	22.4	20.4	49.9
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 10.5	£ 17.1	£ 10.1